Allowance for Credit Losses on Loans and Leases - Summary of Activity in Allowance for Loan and Lease Losses (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Jan. 01, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Valuation Allowance [Line Items]
Balance, beginning of period	$ 147,638	$ 194,043	$ 147,638	$ 147,638	$ 159,820
Accounting Standards Update [Extensible List]		Accounting Standards Update 2016-13		Accounting Standards Update 2016-13
Charge-offs		$ (4,324)	(10,385)	$ (22,178)	(20,307)
Recoveries	1,900	4,841	189	3,393	1,020
Balance, end of period		197,758	162,244	194,043	147,638
Cumulative Effect, Period of Adoption, Adjustment
Valuation Allowance [Line Items]
Balance, beginning of period	1,911		$ 1,911	$ 1,911
Accounting Standards Update [Extensible List]			Accounting Standards Update 2016-13	Accounting Standards Update 2016-13
Balance, end of period					1,911
Adjusted Balance
Valuation Allowance [Line Items]
Balance, beginning of period	149,549	194,043	$ 149,549	$ 149,549	159,820
Balance, end of period				194,043	149,549
Mortgage Receivable
Valuation Allowance [Line Items]
Balance, beginning of period	122,694	176,538	$ 122,694	$ 122,694	130,983
Accounting Standards Update [Extensible List]			Accounting Standards Update 2016-13	Accounting Standards Update 2016-13
Charge-offs		(658)		$ (1,872)	(1,613)
Recoveries		20	$ 11	1,172	61
Balance, end of period		176,427	141,314	176,538	122,694
Mortgage Receivable | Cumulative Effect, Period of Adoption, Adjustment
Valuation Allowance [Line Items]
Balance, beginning of period	99		99	99
Balance, end of period					99
Mortgage Receivable | Adjusted Balance
Valuation Allowance [Line Items]
Balance, beginning of period	122,793	176,538	122,793	122,793	130,983
Balance, end of period				176,538	122,793
Other Loans
Valuation Allowance [Line Items]
Balance, beginning of period	24,944	17,505	$ 24,944	$ 24,944	28,837
Accounting Standards Update [Extensible List]			Accounting Standards Update 2016-13	Accounting Standards Update 2016-13
Charge-offs		(3,666)	$ (10,385)	$ (20,306)	(18,694)
Recoveries		4,821	178	2,221	959
Balance, end of period		21,331	20,930	17,505	24,944
Other Loans | Cumulative Effect, Period of Adoption, Adjustment
Valuation Allowance [Line Items]
Balance, beginning of period	1,812		1,812	1,812
Balance, end of period					1,812
Other Loans | Adjusted Balance
Valuation Allowance [Line Items]
Balance, beginning of period	26,756	17,505	26,756	26,756	28,837
Balance, end of period				17,505	26,756
Allowance for Credit Losses | Mortgage Receivable
Valuation Allowance [Line Items]
Balance, beginning of period	122,695		122,695	122,695
Balance, end of period					122,695
Allowance for Credit Losses | Mortgage Receivable | Cumulative Effect, Period of Adoption, Adjustment
Valuation Allowance [Line Items]
Balance, beginning of period	(178)		(178)	(178)
Balance, end of period					(178)
Allowance for Credit Losses | Mortgage Receivable | Adjusted Balance
Valuation Allowance [Line Items]
Balance, beginning of period	122,517		122,517	122,517
Balance, end of period					122,517
Allowance for Credit Losses | Other Loans
Valuation Allowance [Line Items]
Balance, beginning of period	24,943		24,943	24,943
Balance, end of period					24,943
Allowance for Credit Losses | Other Loans | Cumulative Effect, Period of Adoption, Adjustment
Valuation Allowance [Line Items]
Balance, beginning of period	2,089		2,089	2,089
Balance, end of period					2,089
Allowance for Credit Losses | Other Loans | Adjusted Balance
Valuation Allowance [Line Items]
Balance, beginning of period	$ 27,032		27,032	27,032
Balance, end of period					27,032
Non-Covered Loans
Valuation Allowance [Line Items]
Provision for (recovery of) credit losses on loans and leases		3,198	22,891	63,279	7,105
Non-Covered Loans | Mortgage Receivable
Valuation Allowance [Line Items]
Provision for (recovery of) credit losses on loans and leases		527	18,786	54,445	(6,737)
Non-Covered Loans | Other Loans
Valuation Allowance [Line Items]
Provision for (recovery of) credit losses on loans and leases		$ 2,671	$ 4,105	$ 8,834	$ 13,842